INCOME TAXES (Schedule of Reconciliation of Accrued Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Beginning balance	$ 0.0	$ 17.9	$ 0.0
Expiration of statute of limitations	0.0	(17.9)	0.0
Acquired in the Transaction	0.0	0.0	17.9
Ending balance	$ 0.0	$ 0.0	$ 17.9